Debt - Long-Term Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total principal due for long-term debt	$ 281,508	$ 351,841	$ 0
Debt Issuance Costs, Net	(23,783)	(23,534)	0
Long-term Debt, Current Maturities	(31,119)	(32,580)	0
Long-term debt, less current portion	226,606	295,727	0
Debt - Series B Preferred Stock	76,766	0
Term Loan [Member]
Debt Instrument [Line Items]
Total principal due for long-term debt	277,688	300,000
Line of credit
Debt Instrument [Line Items]
Total principal due for long-term debt	0	46,500
Series B Preferred Stock Liability [Member]
Debt Instrument [Line Items]
Total principal due for long-term debt	104,135	0
Debt Issuance Costs, Net	(27,369)	0
Commercial equipment notes
Debt Instrument [Line Items]
Total principal due for long-term debt		300,000	0
Commercial equipment notes | Term Loan - Long Term [Member]
Debt Instrument [Line Items]
Total principal due for long-term debt	3,820	$ 5,341	$ 0
Series B Preferred Stock [Member]
Debt Instrument [Line Items]
Dividends Payable	$ 4,100